Investment in equity investees (Condensed financial information of the Group's equity investments accounted for under the equity method) (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	¥ 733,295	¥ 80,095	¥ 652,864
Gross profit	222,209	4,981	138,640
(Loss)/Income from operations	14,779	(133,910)	(35,586)
Net (loss)/income	13,249	(133,207)	(47,855)
Net (loss)/income attributable to the equity-method investees	14,859	(129,223)	¥ (36,886)
Current assets	1,663,913	222,030
Non-current assets	1,754,208	133,003
Current liabilities	566,156	45,515
Non-current liabilities	9,565	0
Noncontrolling interests	¥ (10,076)	¥ 8,603